Capital adequacy	12 Months Ended
Dec. 31, 2015
Capital adequacy
37 Capital adequacy
The Group is subject to regulation by >>>FINMA. The capital levels of the Group are subject to qualitative judgments by regulators, including FINMA, about the components of capital, risk weightings and other factors. Since January 2013, the Group has operated under the international capital adequacy standards known as >>>Basel III, as issued by the >>>BCBS, the standard setting committee within the >>>Bank for International Settlements (BIS). These standards have affected the measurement of both total eligible capital and >>>risk-weighted assets. The Group has based its capital adequacy calculations on US GAAP, as permitted by FINMA Circular 2008/34.
According to FINMA and BIS capital requirements, total regulatory capital is comprised of the following categories: CET1 capital, tier 1 capital and tier 2 capital. CET1 capital consists of total shareholders’ equity, regulatory adjustments, including a cumulative dividend accrual, and certain adjustments subject to phase in, including an adjustment for the accounting treatment of pension plans. Tier 1 capital consists of CET1 capital and additional tier 1 capital, which includes high-trigger and low-trigger capital instruments, certain instruments subject to phase out and deductions from additional tier 1 capital. Deductions from tier 1 capital during the phase-in period include, among other items, goodwill and intangible assets and gains/(losses) due to changes in own credit risks on >>>fair valued financial liabilities that will be deducted from CET1 capital once Basel III is fully implemented. Tier 1 capital is supplemented for capital adequacy purposes by tier 2 capital, which consists primarily of unsecured, subordinated instruments that are senior only to tier 1 instruments. The sum of tier 1 capital and tier 2 capital equals total eligible capital.
Risk-weighted assets include consolidated balance sheet assets, net positions in securities not held in the trading portfolio, off-balance sheet transactions converted into credit equivalents, market positions in the trading portfolio and operational risk from processes, people, systems and external events.
As of December 31, 2015 and 2014, the Group was adequately capitalized under the regulatory provisions outlined under both FINMA and BIS guidelines.
BIS statistics – Basel III
end of	2015	2014
Eligible capital (CHF million)
CET1 capital	42,072	43,322
Additional tier 1 capital	10,991	6,482
Tier 1 capital	53,063	49,804
Tier 2 capital	9,619	10,947
Total eligible capital	62,682	60,751
Risk-weighted assets (CHF million)
Credit risk	193,198	192,663
Market risk	29,799	34,468
Operational risk	66,438	58,413
Non-counterparty risk	5,515	5,866
Risk-weighted assets	294,950	291,410
Capital ratios (%)
CET1 ratio	14.3	14.9
Tier 1 ratio	18.0	17.1
Total capital ratio	21.3	20.8
Broker-dealer operations
Certain Group broker-dealer subsidiaries are also subject to capital adequacy requirements. As of December 31, 2015 and 2014, the Group and its subsidiaries, with one exception in 2014, complied with all applicable regulatory capital adequacy requirements. As of December 31, 2014, due to an operational delay in the return of cash collateral from an affiliate, CS Capital LLC was left with an unsecured receivable that led to a capital charge of the same amount. The capital charge resulted in CS Capital LLC failing to meet the minimum net capital requirement as of December 31, 2014. On January 2, 2015, the cash collateral was returned to CS Capital LLC and the net capital deficiency was cured.
Dividend restrictions
Certain of the Group’s subsidiaries are subject to legal restrictions governing the amount of dividends they can pay (for example, pursuant to corporate law as defined by the Swiss Code of Obligations).
Under the Swiss Code of Obligations, dividends may be paid out only if and to the extent the corporation has distributable profits from previous business years, or if the free reserves of the corporation are sufficient to allow distribution of a dividend. In addition, at least 5% of the annual net profits must be retained and booked as general legal reserves for so long as these reserves amount to less than 20% of the paid-in share capital. The reserves currently exceed this 20% threshold. Furthermore, dividends may be paid out only after shareholder approval at the Annual General Meeting.
As of December 31, 2015 and 2014, the Group was not subject to restrictions on its ability to pay the proposed dividends.

Bank
Capital adequacy
36 Capital adequacy
The Bank is subject to regulation by >>>FINMA. The capital levels of the Bank are subject to qualitative judgments by regulators, including FINMA, about the components of capital, risk weightings and other factors. Since January 2013, the Bank has operated under the international capital adequacy standards known as >>>Basel III, as issued by the >>>Basel Committee on Banking Supervision (BCBS), the standard setting committee within the >>>Bank for International Settlements (BIS). These standards have affected the measurement of both total eligible capital and >>>risk-weighted assets.
As of December 31, 2015 and 2014, the Bank was adequately capitalized under the regulatory provisions outlined under both FINMA and the BIS guidelines.
> Refer to “Note 37 – Capital adequacy” in V – Consolidated financial statements – Credit Suisse Group for further information.
Broker-dealer operations
Certain Group broker-dealer subsidiaries are also subject to capital adequacy requirements. As of December 31, 2015 and 2014, the Bank and its subsidiaries, with one exception in 2014, complied with all applicable regulatory capital adequacy requirements. As of December 31, 2014, due to an operational delay in the return of cash collateral from an affiliate, CS Capital LLC was left with an unsecured receivable that led to a capital charge of the same amount. The capital charge resulted in CS Capital LLC failing to meet the minimum net capital requirement as of December 31, 2014. On January 2, 2015, the cash collateral was returned to CS Capital LLC and the net capital deficiency was cured.
Dividend restrictions
Certain of the Bank’s subsidiaries are subject to legal restrictions governing the amount of dividends they can pay (for example, pursuant to corporate law as defined by the Swiss Code of Obligations).
As of December 31, 2015 and 2014, the Bank was not subject to restrictions on its ability to pay the proposed dividends.
BIS statistics – Basel III
end of	2015	2014
Eligible capital (CHF million)
CET1 capital	40,013	40,853
Additional tier 1 capital	10,557	6,261
Total tier 1 capital	50,570	47,114
Tier 2 capital	9,672	10,997
Total eligible capital	60,242	58,111
Risk-weighted assets (CHF million)
Credit risk	185,574	184,531
Market risk	29,755	34,439
Operational risk	66,438	58,413
Non-counterparty risk	5,180	5,611
Risk-weighted assets	286,947	282,994
Capital ratios (%)
CET1 ratio	13.9	14.4
Tier 1 ratio	17.6	16.6
Total capital ratio	21.0	20.5